UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2003

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason, Inc.
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-1700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter L. Bain
Title:     Executive Vice President
Phone:     410-454-3227

Signature, Place, and Date of Signing:


____________________________________________________________________________
Peter L. Bain            Baltimore, MD                    March 1, 2004


Report Type (Check only one.):

[   ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[ X ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-3428                       Private Capital Management LP
       28-3780                       Royce & Associates, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $13,639 (thousands)

The holdings of Legg Mason Funds Management, Inc. (Other Included Manager
#10 in the Form 13F dated February 13, 2004) in WPP Group PLC were reported erroneously. This report contains the correct holdings as of December 31, 2003.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

10   28-6395                       Legg Mason Funds Management, Inc.



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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

WPP GROUP PLC                  SPON ADR NEW     929309300   13,639   277500  SH        DEF       10          277500

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